Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock par value (in dollars per share)	$ 1	$ 1
Common Stock, authorized shares (in shares)	50,000,000	50,000,000
Common Stock, issued shares (in shares)	22,444,028	22,182,972
Treasury stock shares held (in shares)	110,874	110,874